                                                   Securities Trust

Lord Abbett

                                                   o Growth & Income Series
                                                   o International Series
                                                   o World Bond-Debenture Series
                                                   o Alpha Series

                                                              1998 ANNUAL REPORT

                               [GRAPHIC OMITTED]

                                      Investment portfolios designed to help you
                                       capture capital growth over the long term

                                    [LOGO](R)

Report to Shareholders

For the Fiscal Year Ended October 31, 1998

[PHOTO OMITTED]


/s/ Robert S. Dow
-----------------------
ROBERT S. DOW
CHAIRMAN

DECEMBER 1, 1998

Table of Contents

Growth & Income Series
--------------------------------------------------------------------------------
Fund Facts                                                                    2
Statement of Net Assets                                                       4

International Series
--------------------------------------------------------------------------------
When Searching the Globe                                                      3
Statement of Net Assets                                                       7

World Bond-Debenture Series
--------------------------------------------------------------------------------
Statement of Net Assets                                                       9

Alpha Series
--------------------------------------------------------------------------------
Statement of Net Assets                                                      11

Data on All Series
--------------------------------------------------------------------------------
Statements of Operations                                                     12
Statements of Changes in Net Assets                                          13
Financial Highlights                                                         14
Notes to Financial Statements                                                17

Lord Abbett Securities Trust completed its fiscal year on October 31, 1998. The following is an overview of class-specific data for the period under review.

Growth & Income Series - Fiscal Year Ended 10/31/98

                                                 Class A     Class B     Class C
--------------------------------------------------------------------------------
Net asset value                                  $9.15       $9.13       $9.11
Dividends                                        $0.035         --          --
Capital gains                                    $0.590      $0.590      $0.590
Total return*                                   +11.97%     +11.17%     +10.94%

International Series - Fiscal Year Ended 10/31/98

                               Class A    Class B    Class C    Class Y+
                                                                (partial period)
--------------------------------------------------------------------------------
Net asset value                $12.39     $12.28     $12.28     $12.41
Dividends                      $ 0.030        --         --         --
Total return*                  +14.36%    +13.39%    +13.39%    +10.02%

World Bond-Debenture Series - 12/18/97** - 10/31/98

                                                 Class A     Class B     Class C
--------------------------------------------------------------------------------
Net asset value                                  $9.66       $9.65       $9.65
Dividends                                        $0.426      $0.384      $0.384
Total return*                                    +0.75%      +0.24%      +0.24%

Alpha Series - 12/29/97** - 10/31/98
                                                 Class A     Class B     Class C
--------------------------------------------------------------------------------
Net asset value                                 $12.91      $12.85      $12.86
Total return*                                    -4.51%      -4.96%      -4.88%

About Growth and Income Series

While we anticipated that an environment of slowing corporate earnings might move stock prices lower during the second half of the Fund's fiscal year, extreme investor concern over economic problems abroad resulted in significant declines across nearly all equity sectors. The Fund's value approach to stock selection did not spare it from declining during the stock market downturn.

The economy continues to slow, and the financial markets have shown increased volatility over concerns regarding earnings shortfalls and evidence of a global credit crunch. However, our expectation for the U.S. economy at this time is not recession, but rather that we have reached an inflection point of slower growth. Consumer activity, well over half the economy, continues to provide support for growth with continuing gains in job creation, income and spending. Business spending is an area of greater concern. Recession abroad is likely to reduce exports and have a flattening effect on corporate profit growth. Overall, gross domestic product is likely to grow at an annual rate of approximately 1.5 - 2.0% during the next 6 to 12 months. U.S. interest rates have fallen, reflecting slower economic growth and continuing low inflation. As the Fund's new fiscal year begins, the market is still anticipating some additional easing by the Federal Reserve, a view with which we concur. In sum, it is our view that the underpinnings of sound equity markets remain in place, and the price declines of the third quarter created more opportunities for long-term investors.

      * Total return, which is not annualized, is the percent change in value with all dividends and distributions reinvested for the periods shown, using the SEC=required uniform method to compute such returns.

      **    Commencement of operations.

      +     International Series Class Y shares commenced operations on
            12/30/97.

Report to Shareholders

About International Series

The Fund's investment strategy of holding a relatively concentrated portfolio of industry-leading companies bought at low valuation levels means that we have utilized the recent period of market weakness to steadily add to existing positions.

We anticipate that next year, as investors realize that economic growth outside Japan will remain strong and non-inflationary, share prices will likely surpass their previous record highs, particularly in Europe. There, corpo-rate earnings should receive an additional substantial boost from ongoing cost reduction programs aimed at enhancing productivity, particularly in France and Germany. Investor sentiment should also improve, helped by further interest rate reductions and the Euro's introduction.

Meanwhile, by contrast, the Far Eastern markets, while stabilized, will continue to reflect the uncertain state of their local economies, corporate sectors, and political situations, so the Fund will likely remain underweighted there.

About World Bond-Debenture Series

A further slowdown in the Asian economies spread deflationary pressures to the rest of the world, setting the stage for lower global interest rates and increased currency volatility. Even the U.S. economy, which has served as the engine for global economic growth over the last eight years, began to show signs of a slowdown. Against this backdrop, new governments, taking office in both developed and developing countries, have been working to promote growth and reduce unemployment. In this environment, we at Lord Abbett World Bond-Debenture Series have endeavored to capture value across a variety of asset classes, while limiting the downside risk from volatile markets.

High-quality assets tended to outperform during much of the year as markets discounted the prospect of lower rates in a flight to quality. The World Bond-Debenture Series, with its limited exposure to emerging markets, was able to hold its own in a falling market by maintaining exposure to the U.S. and European high-yield markets as well as to high-grade markets. However, as difficulties in various emerging markets become resolved, a prudent reassessment of investment opportunities in such markets will be required.

About Alpha Series

Concern over economic problems abroad made investors reluctant to take risk, pushing stock prices down in most sectors. Small-cap stocks, which are generally less liquid than mid-cap and large-cap stocks, underperformed most other asset classes. The Fund declined moderately amid difficult market conditions. More recently, the Federal Reserve Board moved to lower interest rates to restore investor confidence, and small-company stocks have rallied. However, relative to most large-company stocks, small-caps remain meaningfully undervalued. We view this as a unique opportunity to invest in select small companies. Furthermore, we anticipate that continued intervention by the Federal Reserve will create an environment in which small-cap stocks can perform well.

We are pleased that you have chosen one or more of the Series in the Lord Abbett Securities Trust to play a role in your diversified investment portfolio. We appreciate the confidence you have placed in Lord Abbett and aim to reward your confidence in us going forward with continued strong long-term performance by the Trust.

Fund Facts

The Sophisticated Shopper:

When it comes to stock selection, the portfolio manager of the Growth & Income Series tries to be a savvy buyer. We have an experienced team of financial professionals whose approach includes elements similar to those taken by smart shoppers.

When you think about how you shop, you realize that you like to find bargains.

Savvy shoppers often check out the sales racks to find items with a low price tag. Of course, just because "the price is right" does not mean that a product is worth buying. A smart shopper will carefully inspect the item, checking it for defects and overall quality. Another important test required by the smart shopper: usability and function. If the item is not in style, or is something that would not likely be used, there is probably no point in buying it.

Quantitative Research:

Performed on a universe of the 1,000 largest U.S. and multinational companies to identify those stocks that represent the best bargains: a "low price tag."

Fundamental Research:

Conducted to assess a company's operating environment, resources and strategic plans, and to determine its prospects for exceeding the earnings expectations reflected in its stock price: "overall quality."

Business Cycle Analysis:

Used to assess the economic and interest-rate sensitivity of the Fund's portfolio. This analysis helps the portfolio manager assess how adding or eliminating stocks changes a portfolio's overall sensitivity to economic activity and interest rates: "Is it in style?"

Lord Abbett Securities Trust - Growth & Income Series -- A Strong Performer

Average Annual Class C Share Total Return(1) as of 10/31/98

   [The following table was depicted as a bar graph in the printed material.]

              1 Year           3 Years          Life of Series(2)
              ------           -------          -----------------
               10.9%            18.9%                16.6%

(1) Reflects the percent change at net asset value (for Class C shares) which includes the reinvestment of all distributions. The Series issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current prospectus.

(2) The Series commenced operations on 1/3/94. Formerly Lord Abbett Securities Trust - Growth & Income Trust.

Growth & Income Series

SEC-required average annual total returns (for Class C shares) for the periods ended 9/30/98, with all distributions reinvested:

   [The following table was depicted as a bar graph in the printed material.]

                   1 Year                     Life of Series
                   ------                     --------------
                   -0.60%                          15.11%

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

When Searching the Globe for the Best Investment Opportunities ...

Rely On An Experienced Global Manager ...

Lord, Abbett & Co. is a minority owner of the International Series' sub-adviser Fuji-Lord Abbett International, Limited (Fuji-Lord Abbett).

Fuji-Lord Abbett is:

o An investment management affiliate of Fuji Bank, one of the world's largest banks

o A money manager whose services, until now, had been available only to large, institutional accounts

o An asset manager with offices in Tokyo and London serving the pension investment needs of many premier international companies, including:

                             Bridgestone      NISSAN
                             Hitachi          SONY
                             MCI Canon Inc.

 ... And a Solid Investment Strategy

Fuji-Lord Abbett's strategy is based on the timely purchase of undervalued foreign companies which have focused on benefiting from the future changes within their industries. Their disciplined research process involves:

o examining global trends to identify developments on an industry-by-industry basis;

o using this information, along with our research and experience, to try to define the ideal company within each industry; and

o assessing the companies in each industry to determine which are "best-of-breed." In other words, determining which ones best match the "ideal" company, based on a blend of both quantitative and fundamental analysis.

The International Series' portfolio consists of 40-50 such companies, which meet our goal of creating a portfolio where the performance of individual holdings is not diluted across too many securities.

Lord Abbett Securities Trust - International Series

Total Returns Through 10/31/98:(1)

   [The following table was depicted as a bar graph in the printed material.]

                    1 Year(1)              Life of Series(2)
                    ---------              -----------------
                      14.4%                      15.8%

(1) Performance is at net asset value (for Class A shares). The Series offers additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current prospectus.
(2)   The Series commenced operations on 12/13/96.

International Series

SEC-required average annual total return for Class A shares at the maximum sales charge of 5.75% for the period 12/13/96 (commencement of operations) through 9/30/98, with all distributions reinvested:

   [The following table was depicted as a bar graph in the printed material.]

                    1 Year                   Life of Series
                    ------                   --------------
                     3.10%                        10.24%


Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

A Note About Year 2000 Matters

As you probably know, the Fund depends on the proper functioning of computer systems for most, if not all, aspects of its operations. Many computer systems now in use cannot distinguish between the year 2000 (Y2K) and the year 1900, an inability that could disrupt the services provided to the Fund.

Lord Abbett, Lord Abbett Distributor LLC, the Fund's transfer agent, the Fund's custodian and other providers of services critical to the Fund all have advised the Fund that they have been actively working on changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of their external service providers, will be adapted in time. Although the Y2K issue is unprecedented and the process of Y2K preparedness evaluation and systems remediation is an ongoing one, we presently believe that there will be no material effect on the Fund and its financial statements.

Important Information

Results quoted herein reflect appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. If used as sales material after 12/31/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Foreign investment risk factors include the potential for less regulation and liquidity and more volatility than U.S. markets; currency fluctuation; potentially less publicly-available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement practices.

Statements of Net Assets
GROWTH & INCOME SERIES October 31, 1998

                               Investments                                                               Shares    Market Value
===============================================================================================================================
Common Stocks 95.45%
===============================================================================================================================
Aerospace .40%                 Raytheon Co. Class A-A leading factor in air-defense missiles and
                               military electronic products                                               1,313    $     73,528

                               Raytheon Co. Class B-A leading factor in air-defense missiles and
                               military electronic products                                              10,000         580,625

                               Total                                                                                    654,153
-------------------------------------------------------------------------------------------------------------------============
Agricultural Equipment .72%    Deere & Co.-World's largest manufacturer of farm equipment                33,800       1,195,675
-------------------------------------------------------------------------------------------------------------------============
Agricultural Products .38%     Pioneer Hi-Bred International Inc.-Leading U.S. supplier of
                               hybrid seed                                                               22,500         630,000
-------------------------------------------------------------------------------------------------------------------============
Apparel 1.11%                  VF Corp.-Leading producer of blue jeans and other apparel                 44,200       1,848,113
-------------------------------------------------------------------------------------------------------------------============
Auto Parts .43%                Genuine Parts Co.-National distributor of automotive replacement
                               parts                                                                     22,800         718,200
-------------------------------------------------------------------------------------------------------------------============
Automobiles .78%               General Motors Corp.-Worldwide auto producer                              20,600       1,299,088
-------------------------------------------------------------------------------------------------------------------============
Banks: Money Center 1.84%      Chase Manhattan Corp.-Major money-center bank-holding company             53,800       3,056,512
-------------------------------------------------------------------------------------------------------------------============
Banks: Regional 9.73%          Bank One Corp.-Leading bank-holding company                               65,640       3,208,155

                               BankAmerica Corp.-Major money-center bank                                 41,642       2,391,812

                               BankBoston Corp.-Leading New England regional bank                        44,800       1,649,200

                               Comerica Inc.-Midwestern regional bank-holding company                    42,150       2,718,675

                               First Union Corp.-Major East Coast bank                                   24,000       1,392,000

                               KeyCorp.-Multi-regional bank holding company serving the
                               Northwest U.S.                                                            34,000       1,030,625

                               Mellon Bank Corp.-Commercial bank located in Pittsburgh, PA               50,000       3,006,250

                               Washington Mutual Inc.-A leading savings and loan company                 20,000         748,750

                               Total                                                                                 16,145,467
-------------------------------------------------------------------------------------------------------------------============
Brokers 1.25%                  Morgan Stanley, Dean Witter, Discover & Co.-Major brokerage and
                               credit card company                                                       32,000       2,072,000
-------------------------------------------------------------------------------------------------------------------============
Chemicals 1.28%                Air Products & Chemicals Inc.-Industrial gas producer                     40,000       1,510,000

                               Union Carbide Corp.-Major U.S.-based producer of plastics and
                               chemicals                                                                 15,700         604,450

                               Total                                                                                  2,114,450
                               ------------------------------------------------------------------------------------============

Statements of Net Assets
GROWTH & INCOME SERIES October 31, 1998

                               Investments                                                               Shares    Market Value
===============================================================================================================================
Communications Equipment       Harris Corp.-Manufacturer of advanced electronic systems and
1.04%                          communications equipment                                                  49,200    $  1,725,075
-------------------------------------------------------------------------------------------------------------------============
Computer: Hardware 5.33%       Hewlett-Packard Co.-Leading manufacturer of computer products
                               including printers, servers, workstations and PCs                         20,400       1,227,825

                               International Business Machines Corp.-World's largest computer
                               manufacturer                                                              27,800       4,126,563

                              *Sun Microsystems Inc.-Supplier of network computer products including workstations, servers, software, microprocessors and a
                               full range of services and support                                        60,000       3,495,000

                               Total                                                                                  8,849,388
-------------------------------------------------------------------------------------------------------------------============
Computer: Peripherals 3.89%    EMC Corp.-A supplier of high-performance storage devices and
                               related services                                                          70,000       4,506,250

                               Seagate Technology Inc.-Manufacturer of computer disk drive
                               equipment                                                                 74,000       1,951,750

                               Total                                                                                  6,458,000
-------------------------------------------------------------------------------------------------------------------============
Drugs/Health-Care Products     American Home Products Corp.-Producer of drugs, food, housewares
8.92%                          and packaged medicine and medical products                                54,000       2,632,500

                               Bristol-Myers Squibb Co.-Major worldwide pharmaceutical concern with interests in infant nutrition, non-prescription medications,
                               medical devices and toiletries                                            32,000       3,538,000

                               Pharmacia & Upjohn Inc.-Develops, makes and sells prescription
                               pharmaceutical & other related health-care products                       50,000       2,646,875

                               SmithKline Beecham plc ADR-Major U.K. based health-care company           57,000       3,633,750

                               Warner-Lambert Co.-Drug and consumer products manufacturer                30,000       2,351,250

                               Total                                                                                 14,802,375
-------------------------------------------------------------------------------------------------------------------============
Electric Power 4.63%           Baltimore Gas & Electric Co.-Regional electric utility company            32,500       1,019,687

                               Carolina Power & Light Co.-Electric utility company serving North
                               and South Carolina                                                        25,000       1,146,875

                               Cinergy Corp.-Supplier of electricity and natural gas in
                               southwestern Ohio and adjacent Kentucky and Indiana territories           52,900       1,825,050

                               Firstenergy Corp.-Major Midwestern electric utility holding
                               company                                                                   50,000       1,500,000

                               FPL Group Inc.-One of the nation's premier electric utilities, serving about 7 million people in Florida's east, southeast and
                               southwest coasts                                                          35,000       2,189,687

                               Total                                                                                  7,681,299
-------------------------------------------------------------------------------------------------------------------============
Electrical Equipment 1.10%     Emerson Electric Co.-Diversified manufacturer of consumer and
                               industrial electrical components                                          27,600       1,821,600
-------------------------------------------------------------------------------------------------------------------============
Financial: Miscellaneous       Fed National Mortgage-America's largest supplier of conventional
2.59%                          home mortgages                                                            25,000       1,770,312

                               First Data Corp.-Information supplier for credit card processing
                               and related services                                                      95,000       2,517,500

                               Total                                                                                  4,287,812
-------------------------------------------------------------------------------------------------------------------============
Food 6.65%                     Bestfoods-Producer of diversified packaged foods                          40,000       2,180,000

                               ConAgra Inc.-Major producer of agricultural and consumer products         53,940       1,641,799

                               General Mills Inc.-A leading producer of consumer foods and
                               operator of restaurant chains                                             30,000       2,205,000

                               Heinz H.J. Co.-Domestic packaged foods producer                           61,400       3,568,875

                               Sara Lee Corp.-A diversified maker of branded food products,
                               apparel and household consumer products                                   24,000       1,432,500

                               Total                                                                                 11,028,174
-------------------------------------------------------------------------------------------------------------------============
Health-Care Products 1.27%     Baxter International Inc.-World's leading distributor and major
                               manufacturer of hospital supplies and related medical equipment           35,000       2,097,812
-------------------------------------------------------------------------------------------------------------------============
Health-Care Services .74%     *Humana Inc.-Major U.S. provider of managed-health plans                   65,000       1,230,938
-------------------------------------------------------------------------------------------------------------------============
Household Products 1.56%       Fort James Corp.-Producer of paper-based consumer products,
                               packaging and communication papers                                        64,100       2,584,031
-------------------------------------------------------------------------------------------------------------------============
Insurance: Life 1.39%          American General Corp.-A leading provider of financial services, including life/health insurance, annuities, consumer credit and
                               mortgage financing                                                        33,600       2,301,600
-------------------------------------------------------------------------------------------------------------------============
Insurance: Property and        Chubb Corp.-Broad-based property and casualty insurance
Casualty 2.30%                 organization                                                              22,000       1,353,000

                               Cigna Corp.-Multi-line insurance and medical services                     33,800       2,465,287

                               Total                                                                                  3,818,287
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 1.59%            Fortune Brands Inc.-Consumer products conglomerate                        36,900       1,220,006

Statements of Net Assets
GROWTH & INCOME SERIES October 31, 1998

                                                                                                      Shares or
                               Investments                                                     Principal Amount    Market Value
===============================================================================================================================
                               National Service Industries Inc.-Diversified manufacturer of
                               lighting equipment, rental uniforms and specialty chemicals               39,400    $  1,413,475

                               Total                                                                                  2,633,481
-------------------------------------------------------------------------------------------------------------------============
Natural Gas: Distribution      Columbia Energy Group-Utility holding company and natural gas
3.36%                          distribution                                                              45,000       2,604,375

                               Nicor Inc.-Natural gas distributor in Illinois                            70,000       2,966,250

                               Total                                                                                  5,570,625
-------------------------------------------------------------------------------------------------------------------============
Natural Gas: Diversified .93%  The Coastal Corp.-A diversified gas pipeline company                      43,600       1,536,900
-------------------------------------------------------------------------------------------------------------------============
Oil: International Integrated  Amoco Corp.-Major integrated petroleum and natural gas company
6.28%                          with sizeable interests 6.28% in chemicals                                39,800       2,233,775

                               Chevron Corp.-Worldwide petroleum company with important
                               interests in chemicals and minerals                                       23,600       1,923,400

                               Exxon Corp.-World's largest integrated oil company                        40,000       2,850,000

                               Mobil Corp.-Large international oil company                               45,000       3,405,938

                               Total                                                                                 10,413,113
-------------------------------------------------------------------------------------------------------------------============
Paper and Forest Products      Georgia-Pacific Corp.-Producer of paper and forest products               40,000       2,070,000
1.58%
                               International Paper Co.-Producer of paper and forest products             11,750         545,641

                               Total                                                                                  2,615,641
-------------------------------------------------------------------------------------------------------------------============
Photographic 3.50%             Eastman Kodak Co.-Leading manufacturer of photographic film and
                               equipment                                                                 50,000       3,875,000

                               Xerox Corp.-World's leading duplication technology supplier               20,000       1,937,500

                               Total                                                                                  5,812,500
-------------------------------------------------------------------------------------------------------------------============
Printing and Publishing 2.52%  Gannett Co., Inc.-Major U.S. newspaper publisher                          15,200         940,500

                               Time Warner Inc.-A major entertainment and communications firm            35,000       3,248,438

                               Total                                                                                  4,188,938
-------------------------------------------------------------------------------------------------------------------============
Railroads .19%                 Canadian National Railway Co.-Major Canadian-based railroad
                               operator                                                                   6,300         317,756
-------------------------------------------------------------------------------------------------------------------============
Retail: Dept & Merchandise     May Department Stores Co.-Leading department store retailer               25,000       1,525,000
3.62%
                               Wal-Mart Stores Inc.-Largest U.S. discount retailer                       65,000       4,485,000

                               Total                                                                                  6,010,000
-------------------------------------------------------------------------------------------------------------------============
Telephone: Long Distance       AT&T Corp.-Global telecommunications giant                                67,000       4,170,750
5.67%
                              *MCI Worldcom Inc.-Diversified telecommunications company                  67,075       3,705,894

                               Sprint Corp.-Third largest long distance telephone system                 20,000       1,535,000

                               Total                                                                                  9,411,644
-------------------------------------------------------------------------------------------------------------------============
Telephone: Regional 2.91%      Bell Atlantic Corp.-Regional telephone company                            33,600       1,785,000

                               BellSouth Corp.-Regional telephone company                                14,400       1,149,300

                               SBC Communications Inc.-Mexican telephone monopoly                        41,000       1,898,813

                               Total                                                                                  4,833,113
-------------------------------------------------------------------------------------------------------------------============
Tobacco 2.07%                  Philip Morris Companies Inc.-Leading tobacco company                      67,000       3,425,375
-------------------------------------------------------------------------------------------------------------------============
Waste Management 1.90%         Waste Management, Inc.-A leading waste-management concern                 70,000       3,158,750
                               ------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $108,773,129)                               158,347,885
===============================================================================================================================
Other Assets, Less Liabilities 4.55%
===============================================================================================================================
Short-term
Investment                     UST Inc. 5.20% due 11/2/1998 (Cost $7,436,466)                            7,440M       7,436,466
-------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of
Liabilities                                                                                                             119,747
-------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                   7,556,213
===============================================================================================================================
Net Assets 100.00%                                                                                                 $165,904,098
===============================================================================================================================

Statements of Net Assets
GROWTH & INCOME SERIES October 31, 1998

===============================================================================================================================
                               Class A Shares-Net asset value ($72,862,597 / 7,965,970 shares
                               outstanding)                                                                               $9.15

                               Maximum offering price (Class A Shares)                                                    $9.71

                               Class B Shares-Net asset value ($3,404,044 / 372,743 shares
                               outstanding)                                                                               $9.13

                               Class C Shares-Net asset value ($89,637,457 / 9,837,873 shares
                               outstanding)                                                                               $9.11

      *     Non-income producing security.
            See Notes to Financial Statements.
            The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and unaudited.

Statements of Net Assets
INTERNATIONAL SERIES October 31, 1998

                                                                                                      Shares or
                               Investments                                                     Principal Amount    Market Value
===============================================================================================================================
Investments in Securities 85.83%
===============================================================================================================================
Foreign 83.62%
===============================================================================================================================
Australia 1.20%                Novogen Ltd.-Biotechnology company specializing in plant-sterol-
                               based OTC and eventually ethical pharmaceutical products               1,250,000    $  1,834,125
-------------------------------------------------------------------------------------------------------------------============
Canada 6.25%                  *Ballard Power Systems-Designs, manufactures and develops methanol or hydrogen-based fuel cells that are the only true zero emission
                               power source for vehicles                                                264,600       7,339,528

                              *Descartes System Group-Supply chain automation & integration
                               software supplier                                                        363,100       1,423,679

                               Timber West Timber Trust-Forestry land block consolidator that
                               also operates the assets to produce timber & pulp                        450,000         801,990

                               Total                                                                                  9,565,197
-------------------------------------------------------------------------------------------------------------------============
Denmark 3.67%                  Jyske Bank-Bank specializing in international private and
                               commercial banking                                                        20,000       1,636,480

                               Syd-Sonderhill-Regional, mortgage and personal-banking firm               46,000       2,068,321

                               Unidanmark `A'-One of Denmark's largest full-service banking
                               groups                                                                    25,000       1,906,577

                               Total                                                                                  5,611,378
-------------------------------------------------------------------------------------------------------------------============
Finland 5.58%                  Pohjola-Finland's largest general insurance company covering both
                               the life and the non-life sectors                                         93,000       3,804,965

                               Raisio Yhtyma Oyj-Producer of paper-processing chemicals and
                               foodstuffs, including a cholesterol-lowering margarine                   350,000       4,726,925

                               Total                                                                                  8,531,890
-------------------------------------------------------------------------------------------------------------------============
France 9.97%                   Alcatel-One of the world's largest full-line heavy electrical
                               engineering firms                                                         25,000       2,788,942

                               AXA-UAP-One of Europe's largest financial organizations                   40,000       4,527,187

                               Ecia-Leading worldwide supplier of car seat and exhaust pipe
                               systems                                                                    9,500       1,806,279

                               Thomson-CSF-A major aerospace company                                     80,000       2,782,632

                              *Ubi Soft Entertain-One of the largest producers, translators and
                               distributors of games software in Europe                                  20,100       3,024,763

                               Ubi Soft Entertain-3.8% Conv. Deb due 7/16/2005-One of the
                               largest producers, translators and distributors of games software
                               in Europe                                                                 156.2M         323,734

                               Total                                                                                 15,253,537
-------------------------------------------------------------------------------------------------------------------============
Germany 29.83%                 Daimler-Benz-World's largest manufacturer of luxury cars, buses
                               and class eight trucks                                                    33,000       2,562,391

                               Drillisch AG-Reseller of mobile phone and long distance telephone
                               capacity in the CAD/CAM/CAE integration industry                          10,000       1,525,772

                               Eigner & Partner-A major software developer                                3,394         766,355

                               Gea AG Dem-One of the world's top suppliers of food and
                               pharmaceutical processing equipment                                       90,000       2,474,469

                               Gehe AG-Europe's largest pharmacy chain                                   75,000       5,642,332

                               HIS Sportswear-Designs and retails sportswear and leisurewear             10,500         107,861

                               Iwka AG-Multi-line engineering company making packaging, robot
                               welding and defense equipment                                            150,000       2,465,400

                               LHS Group Inc.-Leading global provider of client/server, modular,
                               customer care & billing services to telecom utilities                     60,000       2,530,668

Statements of Net Assets
INTERNATIONAL SERIES October 31, 1998

                               Investments                                                               Shares    Market Value
===============================================================================================================================
                               Marschollek Lauten & Partners-Largest independent personal life
                               insurance and investment consultancy services                             10,000    $  5,106,049

                               Preussag AG-Diversified firm with activities from oil extraction
                               to metals                                                                  6,000       2,215,240

                               SAI Automotive AG-Europe's largest supplier of specialist car
                               interior modules-cockpits & doors                                        245,000       2,812,870

                               Sap Ag-World's fourth-largest software firm dominating the global
                               market for relational database software tools                             10,000       4,199,649

                               SAP AG Non-Vtg. Pref.-World's fourth largest software firm,
                               dominating the global market for relational databases                        500         243,821

                               SKW Trostberg AG-Specialist niche chemical firm producing
                               additives, coverings, adhesives, anti-corrosive paints and oil
                               well drilling products                                                   150,000       3,707,175

                               Viag AG-Diversified group with utility, aluminum, chemical, glass
                               and packaging operations                                                   6,000      4,078,796

                               Vossloh AG-Manufacturer of electrical lighting equipment as well
                               as railway truck fasteners and the related installation equipment        120,000       3,437,063

                               W.E.T. Automotive-Leading global supplier of car seat heating
                               systems                                                                   35,000       1,776,544

                               Total                                                                                 45,652,455
-------------------------------------------------------------------------------------------------------------------============
Netherlands 3.23%              Hunter Douglas NV-Major global supplier of decorative building
                               fittings, especially window blinds                                        30,000       1,078,614

                               Koninklijke Pakhoed NV-Largest chemical distributor worldwide             30,000         740,541

                               Stork NV-Engineering and service company focused on aircraft
                               parts, processing machinery and food-manufacturing equipment             125,000       3,125,838

                               Total                                                                                  4,944,993
-------------------------------------------------------------------------------------------------------------------============
Switzerland 3.68%              Baloise Holdings-Insurance group                                           3,750       3,103,257

                               Christ Aesch-Major global provider of water-treatment chemicals
                               and purification equipment                                                   700         238,342

                               Saurer AG Arbon-Textile machinery and auto component
                               manufacturing firm                                                         1,100         651,369

                               Stratec Holding AG-Health-care company concentrating on
                               osteosynthesis and prosthetics                                               600         732,791

                               Swiss Life-Major life insurance company with operations
                               throughout Europe                                                          1,500         904,885

                               Total                                                                                  5,630,644
-------------------------------------------------------------------------------------------------------------------============
United Kingdom 20.21%          Ashtead Group-Major construction plant and machinery hire firm         1,100,000       3,590,950

                               Delphi Group-Producer of temporary, contract and permanent IT
                               staff to corporations in the U.S. and the U.K.                           227,431         999,446

                               DBS Management-Supplies independent financial advisors with financial product evaluation and administration software and
                               services                                                               1,000,000       2,410,700

                               First Technology-Designs and manufactures equipment and systems
                               for auto safety                                                          650,000       3,155,685

                               General Electric Company-Electronics group                               125,000         999,225

                               Jarvis Ord-Specialist engineering and service company focused on
                               the installation of related track and signals                            500,000       5,248,300

                               Johnson Matthey-Precision metal-based refinery, alloy
                               manufacturing and trading company                                        120,000         675,996

                               Mayflower Corp.-Specialist supplier of bus, coach and car bodies         500,000       1,088,150

                               Verity Group plc-Makes high-quality loudspeakers and has
                               developed the first commercial flatbed panel speaker                   4,000,000       3,867,200

                               Precoat International-Processes and distributes precoated steel
                               in Europe and North America                                              760,000      1,571,300

                               Regal Hotel Group-Owns and operates more than 100 medium-quality,
                               medium-sized hotels and inns                                           5,000,000       2,553,000

                               Trifast-Distributes and manufactures industrial fasteners,
                               particularly for electronics and electrical concerns                     465,000       4,009,044

                               UTD Assurance Grp Cnv-A major insurance provider                       3,500,000         761,600

                               Total                                                                                 30,930,596
                               ------------------------------------------------------------------------------------============
                               Total Investments in Foreign Securities (Cost $136,935,731)                          127,954,815
===============================================================================================================================
United States 2.21%
===============================================================================================================================
                              *Net B@nk Inc.-Provider of banking services over the internet             178,800       3,386,025
                               ------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $140,121,070)                               131,340,840
                               ------------------------------------------------------------------------------------============

Statements of Net Assets
INTERNATIONAL SERIES October 31, 1998

                               Investments                                                     Principal Amount    Market Value
===============================================================================================================================
Other Assets, Less Liabilities 14.17%
===============================================================================================================================
Short-term
Investment                     FMC Discount Note due 5.42% 11/2/1998 (Cost $20,490,741)               $ 20,500M    $ 20,490,741
                                                                                                                   ============
Cash and Receivables, Net of
Liabilities                                                                                                        $  1,200,924
-------------------------------------------------------------------------------------------------------------------------------
                               Total Other Assets, Less Liabilities                                                  21,691,665
===============================================================================================================================
Net Assets 100.00%                                                                                                 $153,032,505
===============================================================================================================================
                               Class A Shares-Net asset value ($80,606,325 / 6,508,142 shares
                               outstanding)                                                                              $12.39

                               Maximum offering price (Class A Shares)                                                   $13.15

                               Class B Shares-Net asset value ($15,933,455 / 1,297,388 shares
                               outstanding)                                                                              $12.28

                               Class C Shares-Net asset value ($13,722,682 / 1,117,500 shares
                               outstanding)                                                                              $12.28

                               Class Y Shares-Net asset value ($42,770,043 / 3,446,616 shares
                               outstanding)                                                                              $12.41

         *  Non-income producing security.
            See Notes to Financial Statements.
            The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and unaudited.

Statements of Net Assets
WORLD BOND-DEBENTURE SERIES October 31, 1998

                               Investments                                                     Principal Amount           Value
===============================================================================================================================
Investments in Securities 93.01%
===============================================================================================================================
Foreign 41.10%
===============================================================================================================================
Argentina 2.58%                Telefonica de Argentina SA+ 9 1/8/2008(a)                              $    300M    $    261,750
-------------------------------------------------------------------------------------------------------------------============
Brazil .88%                    Globo Participaco par 10 5/8/2004(a)                                        100M          89,000
-------------------------------------------------------------------------------------------------------------------============
Canada 4.31%                   Call-Net Enterprises Inc. Sr. Discount Note Zero Coupon due
                               2008**(a)                                                                   350M         199,500

                               Canadian Airlines Corp. Sr. Notes 10/2005(a)                                200M         177,000

                               Rogers Comms Inc. 8 3/4/2007(b)                                             100M          59,850

                               Total                                                                                    436,350
-------------------------------------------------------------------------------------------------------------------============
Croatia .44%                   Croatia Rep 7/2002(a)                                                        50M          45,000
-------------------------------------------------------------------------------------------------------------------============
Germany 6.55%                  Geberit International SA 10 1/8/2007(b)                                     150M          97,891

                               Esprit Telecom Group plc 11/2008(b)                                         350M         171,310

                               Fresenius Medical Care 7 3/8/2008(b)                                        350M         200,919

                               RSL Communications plc Zero Coupon Sr. Discount Notes due 2008+**(b)        300M          84,295

                               Viatel Inc. Conv. Deb. 14 1/4/2011+(b)                                       10M           3,714

                               Viatel Inc. 11.15/2008(b)                                                   200M         106,351

                               Total                                                                                    664,480
-------------------------------------------------------------------------------------------------------------------============
Mexico 9.67%                   Coca-Cola Femsa SA de CV 8.95/2006(a)                                       100M          98,250

                               Grupo Televisa SA Zero Coupon Sr. Discount Note due 2008**(a)               350M         244,125

                               Mexican United States 9 7/8/2007(a)                                         100M          95,000

                               Pepsi-Gemex SA de CV Sr. Note 9 3/4/2004(a)                                 250M         232,500

                               TV Azteca SA de CV Sr. Notes 10 1/2/2007(a)                                 200M         141,000

                               United Mexican States 11 3/8/2016(a)                                        175M         169,121

                               Total                                                                                    979,996
-------------------------------------------------------------------------------------------------------------------============
New Zealand .51%               Bell Atlantic Finl Service (Nlztel) Conv. Sub. Deb. 5 3/4/2003+(a)           50M          51,563
-------------------------------------------------------------------------------------------------------------------============
Switzerland 1.09%              Roche Holdings Inc. Zero Coupon Conv. Notes due 2010+(a)                    175M         110,250
-------------------------------------------------------------------------------------------------------------------============
Turkey 3.95%                   Turkey 20/1999(a)                                                    77,000,000M         400,400
-------------------------------------------------------------------------------------------------------------------============
United Kingdom 11.12%          British Airways 10 7/8/2008(b)                                               50M         109,654

                               Comcast UK Cable Partners Limited Zero Coupon Sr. Discount Deb.
                               due 2007**(a)                                                               200M         158,000

Statements of Net Assets
WORLD BOND-DEBENTURE SERIES October 31, 1998

                                                                                               Principal Amount
                               Investments                                                            of Shares           Value
===============================================================================================================================
                               General Elec. Cap. Corp. 8/1999(b)                                     $    180M    $    306,099

                               IPC Magazines Group 9 5/8/2008(b)                                            50M          63,197

                               Orange plc 8 5/8/2008(b)                                                    200M         324,441

                               Swiss Life (GLXO) Conv. 2/2003+(a)                                          150M         165,375

                               Total                                                                                  1,126,766
                               ------------------------------------------------------------------------------------============
                               Total Investments in Foreign Securities (Cost $4,427,019)                              4,165,555
===============================================================================================================================
Domestic 51.91%
===============================================================================================================================
United States 51.91%           Allbritton Communications Co. Sr. Sub. Notes 9 3/4/2007(a)                  119M         123,165

                               American Mobile Satellite Corp. Warrants expiring 4/1/2008+(a)               150             642

                               Amsc Acquisition Co. Inc. Sr. Sub. Notes 12 1/4/2008(a)                     150M          69,375

                               Arbor Software Corp. Conv. Sub. Deb. 4 1/2/2005+(a)                         125M         100,664

                               Big Flower Press Sr. Sub. Notes 8 7/8/2007(a)                               150M         147,000

                               BE Aerospace Inc. Sr. Sub. Notes 9 7/8/2006(a)                               50M          51,000

                               BF Saul Reit 9 3/4/2008(a)                                                  150M         125,250

                               Chancellor Media Corp. Sr. Notes 10 1/2/2007(a)                             100M         106,000

                               Chattam Inc. Sr. Sub. Notes 8 7/8/2008(a)                                   200M         194,000

                               Costar 6 1/4/2010(a)                                                        100M          80,000

                               Cumulus Media Sr. Sub. Notes 10 3/8/2008(a)                                 150M         153,750

                               D.R. Horton, Inc. Sr. Sub. Notes 10/2006(a)                                 150M         153,750

                               Diamond Triumph Auto Glass, Inc. Sr. Notes 9 1/4/2008+(a)                   150M         146,625

                               Fox/Liberty Networks LLC Sr. Notes 8 7/8/2007(a)                            200M         194,500

                               Global Crossing Holdings, Ltd. Sr. Notes 9 5/8/2008+(a)                     150M         145,500

                               GST Telecommunications Inc.*(a)                                            3,000          20,812

                               Hyperion Telecommunications, Inc. Sr. Notes 12 1/4/2004+(a)                 150M         147,750

                               Integrated Health Services Inc. Sr. Sub. Notes 9 1/2/2007+(a)               100M          93,500

                               Iron Mountain Inc. Sr. Sub. Notes 10 1/8/2006(a)                            150M         158,250

                               Iron Mountain Sr. Sub. Notes 8 3/4/2009(a)                                   50M          49,750

                               Jefferson-Pilot Corp. (NBX) $5.256 Conv. Pfd.(a)                           1,000          98,000

                               Loews Cineplex Sr. Sub. Notes 8 7/8/2008+(a)                                150M         146,250

                               Mastec Inc. Sr. Sub. Notes 7 3/4/2008+(a)                                    50M          45,250

                               Nortek Inc. Sr. Sub. Notes 8 7/8/2008+(a)                                   175M         170,625

                               Orbital Imaging Corp. Warrants expiring 3/1/2005+(a)                         150           6,000

                               Orbital Imaging Corp. Sr. Notes 11 5/8/2005(a)                              150M         129,750

                               Owens-Illinois Inc. Conv. Pfd. 4.75%(a)                                    2,000          80,250

                               Pierce Leahy Command Corp. Sr. Notes 8 1/8/2008+(a)                         100M          96,750

                               Pillowtex Corp. Sr. Sub. Notes 9/2007(a)                                    150M         150,750

                               Prime Medical Svcs., Inc. Sr. Sub. Notes 8 3/4/2008(a)                      100M          91,500

                               Purina Mills Inc. Sr. Sub. Notes 9/2010(a)                                  190M         193,800

                               Renaissance Media Zero Coupon due 2008+**(a)                                100M          65,500

                               Sinclair Broadcasting Group, Inc. Sr. Sub. Notes 10/2005(a)                 100M         102,500

                               Splitrock Services Sr. Notes 11 3/4/2008 w/Warrants expiring
                               7/15/08(a)                                                                   50M          45,250

                               Stater Brothers Holdings Inc. Sr. Sub. Notes 9/2004+(a)                     150M         134,250

                               Steel Heddle Mfg. Co. Sr. Sub. Notes 10 5/8/2008+(a)                        150M         128,250

                               Telewest plc Zero Coupon Sr. Discount Deb. due 2007**(a)                    200M         156,250

                               Trump Atlantic City Associates Funding 1st Mtge. Notes 11 1/4/2006(a)       100M          87,500

                               U.S. Treasury Bonds 5 1/2/2028(a)                                           750M         789,257

                               U.S. Treasury Bonds 6 1/8/2027(a)                                           250M         281,328

                               Total Investments in United States Securities (Cost $5,574,927)                        5,260,293
                               ------------------------------------------------------------------------------------============
                               Total Investments in Securities (Cost $10,001,946)                                     9,425,848
                               ------------------------------------------------------------------------------------============

Statements of Net Assets
WORLD BOND-DEBENTURE SERIES October 31, 1998

                               Investments                                                     Principal Amount           Value
===============================================================================================================================
Other Assets, Less Liabilities 6.99%
===============================================================================================================================
Other Assets

Short-term
Investments
(U.S. dollar-
denominated)                   UST Inc. 5.20% due 11/2/1998 (Cost $289,862)                           $    290M    $    289,862
-------------------------------------------------------------------------------------------------------------------============
Cash                                                                                                                     75,422
===============================================================================================================================
Receivable for:                Securities sold                                                                        4,355,861

                               Other                                                                                    305,261

                               Total Other Assets                                                                     5,026,406
-------------------------------------------------------------------------------------------------------------------============
Payable for:                   Securities purchased                                                                   4,318,443
-------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                     707,963
===============================================================================================================================
Net Assets 100.00%                                                                                                 $ 10,133,811
===============================================================================================================================
                               Class A Shares-Net asset value ($7,403,406 / 766,742 shares outstanding)                  $ 9.66

                               Maximum offering price (Class A Shares)                                                   $10.14

                               Class B Shares-Net asset value ($1,141,120 /118,284 shares outstanding)                   $ 9.65

                               Class C Shares-Net asset value ($1,589,285 / 164,754 shares outstanding)                  $ 9.65

      (a)   Investments in U.S. dollar-denominated securities (83.79%).
      (b)   Investments in non-U.S. dollar-denominated securities (16.21%).
      * Non-income producing security. ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.
      +     Restricted security under Rule 144A.
            See Notes to Financial Statements.

Statements of Net Assets
ALPHA SERIES October 31, 1998

                                                                                                      Shares or
                               Investments                                                     Principal Amount    Market Value
===============================================================================================================================
Investments in Securities 99.42%
===============================================================================================================================
                               Lord Abbett Developing Growth Fund, Inc.-Class Y                       2,471,842    $ 32,183,387

                               Lord Abbett Securities Trust-International Series-Class Y              3,446,604      42,772,357

                               Lord Abbett Research Fund-Small-Cap Series-Class Y                     2,271,450      30,710,009

                               Total Investments in Securities (Cost $123,152,222)                                  105,665,753
===============================================================================================================================
Other Assets, Less Liabilities.58%
===============================================================================================================================
Other Assets

Short-term
Investments                    UST Inc. 5.20% due 11/2/1998 (Cost $149,929)                                150M         149,929
-------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of
Liabilities                                                                                                             463,086
-------------------------------------------------------------------------------------------------------------------------------
                               Total Other Assets, Less Liabilities                                                     613,015
===============================================================================================================================
Net Assets 100.00%                                                                                                 $106,278,768
===============================================================================================================================
                               Class A Shares-Net asset value ($49,587,133 / 3,839,908 shares outstanding)               $12.91

                               Maximum offering price (Class A Shares)                                                   $13.70

                               Class B Shares-Net asset value ($36,201,807 / 2,816,425 shares outstanding)               $12.85

                               Class C Shares-Net asset value ($20,489,828 / 1,593,800 shares outstanding)               $12.86

                               See Notes to Financial Statements.

Statements of Operations

                                                                                                        12/18/97        12/29/97
                                                                                                   (Commencement   (Commencement
                                                                                                   of Operations)  of Operations)
                                                                             Year Ended 10/31/98     to 10/31/98     to 10/31/98
                                                                     ---------------------------   -------------   --------------
                                                                         Growth &                    World Bond-
                                                                           Income  International       Debenture           Alpha
Investment Income                                                          Series         Series          Series          Series
================================================================================================   =============   ==============
Income        Dividends                                              $  3,096,370   $  1,803,189    $      2,313    $         11

              Interest                                                    290,587        559,794         459,492          11,357

              Foreign taxes withheld                                           --       (332,143)             --              --

              Total income                                              3,386,957      2,030,840         461,805          11,368
              ----------------------------------------------------------------------------------   -------------   --------------
Expenses      Management fee                                            1,202,319        700,368          39,168         204,935

              Management fee waived                                            --             --         (39,168)       (204,935)

              12b-1 distribution plan-Class A                             161,340        143,035           7,538          46,152

              12b-1 distribution plan-Class B                              18,807         82,767           4,411         146,102

              12b-1 distribution plan-Class C                             908,552         83,164           6,034          74,834

              Shareholder servicing                                       221,497        170,403           3,750          55,670

              Report to shareholders                                       63,208         21,917           2,920           9,325

              Professional                                                 39,085         16,584           4,050           7,876

              Registration                                                 36,000         57,991             900          19,000

              Organization                                                  7,332          6,773           2,052           7,170

              Directors                                                     5,059          1,050             225             498

              Other                                                         6,783         12,210          10,021           5,760

              Total expenses before reductions and reimbursements       2,669,982      1,296,262          41,901         372,387

              Expenses assumed by other funds                                  --             --              --        (105,299)

              Net expenses                                              2,669,982      1,296,262          41,901         267,088
              ----------------------------------------------------------------------------------   -------------   --------------
              Net investment income (loss)                                716,975        734,578         419,904        (255,720)
              ----------------------------------------------------------------------------------   -------------   --------------
Realized and Unrealized Gain on Investments and Foreign Currency
Transactions
================================================================================================   =============   ==============
Net realized gain (loss) from investment and foreign currency transactions

              Proceeds from sales                                      70,889,762     17,074,584      37,057,557         500,000

              Cost of investments sold                                 64,978,008     16,301,868      37,314,535         664,572

              Net realized gain (loss)                                  5,911,754        772,716        (256,978)       (164,572)
              ----------------------------------------------------------------------------------   -------------   --------------
Unrealized appreciation (depreciation) of investments and foreign
currency holdings                                                       9,416,949    (11,465,508)       (573,481)    (17,486,469)
------------------------------------------------------------------------------------------------   -------------   --------------
Net realized and unrealized gain (loss) on investments and foreign
currency transactions                                                  15,328,703    (10,692,792)       (830,459)    (17,651,041)
------------------------------------------------------------------------------------------------   -------------   --------------
Net Increase (decrease) in Net Assets Resulting from Operations      $ 16,045,678   $ (9,958,214)   $   (410,555)   $(17,906,761)
=================================================================================================================================


            See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                              12/18/97        12/29/97                     12/13/96
                                                                         (Commencement   (Commencement          Year  (Commencement
                                                                         of Operations)  of Operations)        Ended  of Operations)
                                                     Year Ended 10/31/98   to 10/31/98     to 10/31/98      10/31/97    to 10/31/97
                                             --------------------------- -------------   -------------  ------------  -------------
                                                 Growth &                  World Bond-                      Growth &
                                                   Income  International     Debenture           Alpha        Income  International
Increase (Decrease) in Net Assets                  Series         Series        Series          Series        Series        Series
======================================================================== =============   =============  ============  ============
Operations    Net investment income          $    716,975   $    734,578   $   419,904    $   (255,720) $    939,517   $    62,336

              Net realized gain (loss)
              from investment and foreign
              currency transactions             5,911,754        772,716      (256,978)       (164,572)    9,523,336      (498,854)

              Net unrealized appreciation
              (depreciation) of investments
              and foreign currency holdings     9,416,949    (11,465,508)     (573,481)    (17,486,469)   19,515,134     2,685,278

              Net increase (decrease) in
              net assets resulting from
              operations                       16,045,678     (9,958,214)     (410,555)    (17,906,761)   29,977,987     2,248,760
------------------------------------------------------------------------ -------------   -------------  ------------  ------------
Undistributed net investment income
included in price of share transactions                --             --            --              --        (7,673)      143,734
------------------------------------------------------------------------ -------------   -------------  ------------  ------------
Distributions to shareholders from
net investment income:

              Class A                            (260,319)       (75,253)     (273,961)             --      (660,996)           --

              Class B                                  --             --       (31,624)             --            --            --

              Class C                                  --             --       (44,552)             --      (351,430)           --

              Total                              (260,319)       (75,253)     (350,137)             --    (1,012,426)           --
              ---------------------------------------------------------- -------------   -------------  ------------  ------------
Distributions to shareholders from net
realized from investment and foreign
currency transactions:

              Class A                          (3,955,825)            --            --              --      (501,039)           --

              Class B                             (22,589)            --            --              --            --            --

              Class C                          (5,643,683)            --            --              --      (701,709)           --

              Total                            (9,622,097)            --            --              --    (1,202,748)           --
              ---------------------------------------------------------- -------------   -------------  ------------  ------------
              Total distributions              (9,882,416)       (75,253)     (350,137)             --    (2,215,174)           --
------------------------------------------------------------------------ -------------   -------------  ------------  ------------
Share transactions:

              Net proceeds from sales of
              shares                           31,813,070    152,668,725    12,071,035     131,488,957    21,789,630    36,170,176

              Net asset value of shares
              issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              investment transactions           9,259,717         71,968       256,482              --     2,029,420            --

              Total                            41,072,787    152,740,693    12,327,517     131,488,957    23,819,050    36,170,176
              ---------------------------------------------------------- -------------   -------------  ------------  ------------
              Cost of shares reacquired       (24,323,626)   (27,009,220)   (2,433,514)     (7,313,428)  (22,544,262)   (3,228,171)
              ---------------------------------------------------------- -------------   -------------  ------------  ------------
              Increase in net assets
              derived from capital share
              transactions                     16,749,161    125,731,473     9,894,003     124,175,529     1,274,788    32,942,005
              ---------------------------------------------------------- -------------   -------------  ------------  ------------
Increase in net assets                         22,912,423    115,698,006     9,133,311     106,268,768    29,029,928    35,334,499
------------------------------------------------------------------------ -------------   -------------  ------------  ------------
Net Assets

              Beginning of period             142,991,675     37,334,499     1,000,500         10,000    113,961,747     2,000,000
              ---------------------------------------------------------- -------------   -------------  ------------  ------------
              End of period+                 $165,904,098   $153,032,505   $10,133,811   $106,278,768   $142,991,675   $37,334,499
              ====================================================================================================================

      + Including undistributed net investment income of $297,775, $721,661, $262,939 and $0, respectively, as of October 31, 1998 and undistributed net
            Investment income of $153,968 and $206,070 as of October 31, 1997. See Notes to Financial Statements.

Financial Highlights
GROWTH & INCOME SERIES

                                                                                    Class A Shares               Class B Shares
                                                              ------------------------------------   --------------------------
                                                                        Year Ended                   Year Ended
                                                                             10/31,     7/15/96(a)        10/31,      6/5/97(a)
Per Share Operating Performance:                                1998          1997     to 10/31/96         1998     to 10/31/97
==================================================================================================   ==========================
Net asset value, beginning of period                          $ 8.79        $ 7.09      $ 6.50           $ 8.80      $ 8.20
--------------------------------------------------------------------------------------------------   --------------------------
Income from investment operations

      Net investment income                                      .057          .093        .028              --(d)       --(d)

      Net realized and unrealized gain on investments            .928         1.781        .589             .92         .60

      Total from investment operations                           .985         1.874        .617             .92         .60
      --------------------------------------------------------------------------------------------   --------------------------
      Distributions

      Dividends from net investment income                      (.035)        (.099)      (.027)             --          --

      Distributions from net realized gain                      (.590)        (.075)        --             (.590)        --
      --------------------------------------------------------------------------------------------   --------------------------
Net asset value, end of period                                $ 9.15        $ 8.79      $ 7.09           $ 9.13      $ 8.80
--------------------------------------------------------------------------------------------------   --------------------------
Total Return(b)                                                11.97%        26.78%      12.10%(c)        11.17%       7.19%(c)
===============================================================================================================================
Ratios to Average Net Assets:

      Expenses, including waiver                                1.22%         1.29%        .39%(c)         1.98%        .86%(c)

      Expenses, excluding waiver                                1.22%         1.29%        .39%(c)         1.98%        .86%(c)

      Net investment income                                      .88%         1.15%        .40%(c)          .09%        .01%(c)
      =========================================================================================================================

      (a)   Commencement of offering class shares.
      (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      (c)   Not annualized.
      (d)   Amount less than $.01.
            See Notes to Financial Statements.

Financial Highlights
GROWTH & INCOME SERIES

                                                                                                                 Class C Shares
                                                              -----------------------------------------------------------------
                                                                                               Year Ended 10/31,      1/3/94(a)
Per Share Operating Performance:                                1998          1997        1996             1995     to 10/31/94
===============================================================================================================================
Net asset value, beginning of period                          $ 8.80        $ 7.09      $ 6.04           $ 5.07      $ 5.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations

      Net investment income                                      .011          .032        .0949            .12         .089

      Net realized and unrealized gain on investments            .889         1.790       1.0986            .97         .041

      Total from investment operations                           .900         1.822       1.1935           1.09         .130
      -------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                        --          (.037)      (.1035)          (.12)       (.06)

      Distributions from net realized gain                      (.590)        (.075)      (.04)              --          --
      -------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 9.11        $ 8.80      $ 7.09           $ 6.04      $ 5.07
-------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                10.94%        26.24%      20.02%           21.83%       2.62%(c)
===============================================================================================================================
Ratios to Average Net Assets:

      Expenses, including waiver                                1.98%         2.05%       1.55%            1.16%        .61%(c)

      Expenses, excluding waiver                                1.98%         2.05%       2.01%            1.91%       1.94%(c)

      Net investment income                                      .12%          .39%       1.36%            2.06%       2.03%(c)
      =========================================================================================================================

                                                                                              Year Ended 10/31,      1/3/94(b)
Supplemental Data for All Classes:                           1998           1997           1996           1995     to 10/31/94
===============================================================================================================================
      Net assets, end of period (000)                          $165,904       $142,992       $113,962        $32,770         $9,160

      Portfolio turnover rate                                     45.83%         36.37%         23.84%         23.17%         31.95%
      =========================================================================================================================

      (a)   Commencement of operations.
      (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      (c)   Not annualized.
            See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL SERIES

                                         Class A Shares           Class B Shares            Class C Shares      Class Y Shares
                                  ------------------------- ------------------------- ------------------------- --------------
                                    Year                      Year                     Year
                                   Ended    12/13/96(a)      Ended     6/2/97(b)       Ended     6/2/97(b)        12/30/97(b)
                                   10/31,            to      10/31,           to       10/31,           to                 to
Per Share Operating Performance:    1998       10/31/97       1998      10/31/97        1998      10/31/97           10/31/98
=========================================================== ========================= ========================= ==============
Net asset value, beginning of
period                            $10.86          $9.42     $10.83        $10.26      $10.83        $10.26          $11.28
----------------------------------------------------------- ------------------------- ------------------------- --------------
Income (loss) from investment
operations

    Net investment income (loss)     .11(e)         .07        .02(e)       (.03)        .02(e)       (.03)            .15(e)

    Net realized and unrealized
    gain on investments and
    foreign currency holdings       1.45           1.37       1.43           .60        1.43           .60             .98

    Total from investment
    operations                      1.56           1.44       1.45           .57        1.45           .57            1.13
    ------------------------------------------------------- ------------------------- ------------------------- --------------
Distributions

    Dividends from net investment
    income                          (.03)            --         --            --          --            --              --
    ======================================================= ========================= ========================= ==============
Net asset value, end of period    $12.39         $10.86     $12.28        $10.83      $12.28        $10.83          $12.41
----------------------------------------------------------- ------------------------- ------------------------- --------------
Total Return(c)                    14.36%         15.21%(d)  13.39%         5.56%(d)   13.39%         5.56%(d)       10.02%(d)
=========================================================== ========================= ========================= ==============
Ratios to Average Net Assets:

    Expenses                        1.31%          1.23%(d)   2.03%          .87%(d)    2.05%          .87%(d)         .84%(d)

    Net investment income (loss)     .80%           .41%(d)    .18%        (0.46)%(d)    .12%        (0.46)%(d)       1.11%(d)
    ======================================================= ========================= ========================= ==============

                                                                                                    Year Ended
                                                                                                         10/31,   12/13/96(a)
Supplemental Data for All Classes:                                                                        1998    to 10/31/97
==============================================================================================================================
      Net assets, end of period (000)                                                                 $153,033        $37,334

      Portfolio turnover rate                                                                            20.52%         29.72%
      ========================================================================================================================

      (a)   Commencement of operations.
      (b)   Commencement of offering class shares.
      (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      (d)   Not annualized.
      (e) Calculated using average shares outstanding during the period. See Notes to Financial Statements.

Financial Highlights
WORLD BOND-DEBENTURE SERIES

                                                                       Class A Shares     Class B Shares     Class C Shares
                                                                       ------------------ ------------------ --------------
                                                                          12/18/97(a)        12/19/97(b)        12/19/97(b)
Per Share Operating Performance:                                          to 10/31/98        to 10/31/98        to 10/31/98
========================================================================================= ================== ==============
Net asset value, beginning of period                                           $10.00             $10.00         $10.00
----------------------------------------------------------------------------------------- ------------------ --------------
Income (loss) from investment operations

      Net investment income                                                       .511               .406           .395

      Net realized and unrealized gain on investments and foreign
      currency holdings                                                          (.425)             (.372)         (.361)

      Total from investment operations                                            .086               .034           .034
      ----------------------------------------------------------------------------------- ------------------ --------------
      Distributions

      Distributions from net investment income                                   (.426)           (.384)           (.384)
      ----------------------------------------------------------------------------------- ------------------ --------------
Net asset value, end of period                                                 $ 9.66             $ 9.65         $ 9.65
----------------------------------------------------------------------------------------- ------------------ --------------
Total Return(c)(d)                                                                .75%               .24%           .24%
========================================================================================= ================== ==============
Ratios to Average Net Assets:(d)

      Expenses, including waiver                                                  .55%              1.28%          1.28%

      Expenses, excluding waiver                                                 1.20%              1.93%          1.93%

      Net investment income                                                      7.08%              6.67%          6.62%
      =================================================================================== ================== ==============

                                                                                                                   12/18/97
Supplemental Data for All Classes:                                                                              to 10/31/98
===========================================================================================================================
      Net assets, end of period (000)                                                                               $10,134

      Portfolio turnover rate                                                                                        159.14%
      =====================================================================================================================

      (a)   Commencement of operations.
      (b)   Commencement of offering respective class shares.
      (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      (d)   Not annualized.
            See Notes to Financial Statements.

Financial Highlights
ALPHA SERIES

                                                                    Class A Shares      Class B Shares       Class C Shares
                                                                    ------------------- ------------------- ---------------
                                                                       12/29/97(a)         12/29/97(a)          12/29/97(a)
Per Share Operating Performance:                                       to 10/31/98         to 10/31/98          to 10/31/98
======================================================================================= =================== ===============
Net asset value, beginning of period                                        $13.52              $13.52          $13.52
--------------------------------------------------------------------------------------- ------------------- ---------------
Income (loss) from investment operations

      Net investment loss                                                     (.03)(d)            (.11)(d)        (.11)(d)

      Net realized and unrealized loss on investments                         (.58)               (.56)           (.55)

      Total from investment operations                                        (.61)               (.67)           (.66)
      --------------------------------------------------------------------------------- ------------------- ---------------
Net asset value, end of period                                              $12.91              $12.85          $12.86
--------------------------------------------------------------------------------------- ------------------- ---------------
Total Return(b)(c)                                                           (4.51)%             (4.96)          (4.88)
===========================================================================================================================
Ratios to Average Net Assets:(c)

      Expenses, including waiver                                               .21%                .83%            .82%

      Expenses, excluding waiver                                               .63%               1.26%           1.24%

      Net investment loss                                                     (.18)%              (.81)%          (.82)%
      ---------------------------------------------------------------------------------------------------------------------

                                                                                                                12/29/97 to
Supplemental Data for All Classes:                                                                                 10/31/98
===========================================================================================================================
      Net assets, end of period (000)                                                                              $106,279

      Portfolio turnover rate                                                                                          0.01%
      =====================================================================================================================

      (a)   Commencement of operations.
      (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      (c)   Not annualized.
      (d) Calculated using average shares outstanding during the period. See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust. The Trust currently consists of four separate portfolios ("Series")-Lord Abbett Growth & Income Series ("Growth & Income") and Lord Abbett International Series ("International"), Lord Abbett World Bond-Debenture Series ("World Bond-Debenture") and Lord Abbett Alpha Series ("Alpha"). Effective December 18, 1997, the World Bond-Debenture Series was added, and the Trust received a capital contribution of $1,000,500 and issued 100,050 shares to the partners of Lord Abbett & Co. ("Lord Abbett"). The Alpha Series was added on December 29, 1997 at which time the Trust received a capital contribution of $10,000 and issued 740 shares of the Alpha Series to the partners of Lord Abbett. The Alpha Series invests in other funds managed by Lord Abbett ("Underlying Funds"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements:

The following summarizes the significant accounting policies of the Trust: (a) Security valuation is determined as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and ask prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and ask prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) Transactions denominated in foreign currencies are recorded in the Trust's records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. (c) The Trust may write call options on securities it owns. Premiums received by the Trust upon writing covered call options are included in the Trust's statement of net assets as an asset and an equivalent liability. The liability is adjusted daily to the market value of the options written. If an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written. (d) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required.
(e) Security transactions are recorded on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income (other than class-specific expenses such as distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (f) Organization expenses are amortized evenly over a period of five years. (g) Effective November 1, 1997, the Trust discontinued the accounting practice of equalization. Undistributed (overdistributed) net investment income of $(7,673) and $143,734, representing accumulated equalization at October 31, 1997 for the Growth & Income and International Series, respectively, was transferred to paid-in-capital. Such reclassification had no effect on net assets, results of operations, or net asset value per share.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the rate of 0.75% per annum for the Growth and Income, International and World Bond-Debenture Series and 0.50% per annum for the Alpha Series. Lord Abbett waived its fee for the World Bond-Debenture and Alpha Series for the year ended October 31, 1998. Lord Abbett has entered into a sub-advisory agreement with Fuji-Lord Abbett International, Ltd. ("sub-adviser"). Lord, Abbett & Co. is a minority owner of the sub-adviser. The sub-adviser furnishes investment advisory services in connection with the management of the International Series. Lord Abbett pays for the cost of the sub-adviser's services.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Pursuant to the Class B Plan, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Class Y does not have a Rule 12b-1 plan. The Class A Plan for the World Bond-Debenture Series became operative May 1, 1998.

The Alpha Series has entered into a Servicing Arrangement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses of the Alpha Series in proportion to the average daily value of shares owned by the Alpha Series.

Lord Abbett received the following commissions for the period ended October 31, 1998 on sales of shares of the Trust after concessions were paid to authorized distributors:

                                                 Lord Abbett            Dealers'
Series                                           Commissions         Concessions
--------------------------------------------------------------------------------
Growth & Income                                   $   60,633          $  358,962
--------------------------------------------------------------------------------
International                                     $  228,119          $1,423,041
--------------------------------------------------------------------------------
World Bond-Debenture                              $   27,140          $  166,144
--------------------------------------------------------------------------------
Alpha                                             $  301,587          $1,832,777
--------------------------------------------------------------------------------

3. Distributions

Dividends from net investment income, if any, are declared and paid semi-annually for the Growth & Income Series, annually for the International and Alpha Series, and monthly for the World Bond-Debenture Series. Net realized gains from investment transactions, if any, are distributed to shareholders at least annually. At October 31, 1998, the accumulated undistributed net realized gain (loss) for financial reporting purposes, aggregated $5,817,588 for the Growth & Income Series, $273,862 for the

Notes to Financial Statements

International Series, $(450,150) for the World Bond-Debenture Series and ($164,572) for the Alpha Series. Distributions declared on November 18, 1998 and payable on November 25, 1998 to shareholders of record on November 18, 1998 were as follows:

                                                               Rate    Aggregate
                                                          Per Share       Amount
--------------------------------------------------------------------------------
Growth & Income Series-Net Investment Income-Class A        $  0.05   $  401,032
--------------------------------------------------------------------------------
Growth & Income Series-Net Investment Income-Class B        $  0.01   $    3,850
--------------------------------------------------------------------------------
Growth & Income Series-Net Investment Income-Class C        $  0.01   $   97,485
--------------------------------------------------------------------------------
Growth & Income Series-Capital Gains-Class A                $ 0.325   $2,606,704
--------------------------------------------------------------------------------
Growth & Income Series-Capital Gains-Class B                $ 0.325   $  125,112
--------------------------------------------------------------------------------
Growth & Income Series-Capital Gains-Class C                $ 0.325   $3,168,223
--------------------------------------------------------------------------------
International Series-Net Investment Income-Class A          $ 0.085   $  567,114
--------------------------------------------------------------------------------
International Series-Net Investment Income-Class B          $ 0.015   $   20,006
--------------------------------------------------------------------------------
International Series-Net Investment Income-Class C          $ 0.015   $   17,512
--------------------------------------------------------------------------------
International Series-Net Investment Income-Class Y          $ 0.070   $  257,274
--------------------------------------------------------------------------------
International Series-Capital Gains-Class A                  $0.0225   $  150,118
--------------------------------------------------------------------------------
International Series-Capital Gains-Class B                  $0.0225   $   30,109
--------------------------------------------------------------------------------
International Series-Capital Gains-Class C                  $0.0225   $   26,269
--------------------------------------------------------------------------------
International Series-Capital Gains-Class Y                  $0.0225   $   82,695
--------------------------------------------------------------------------------
World Bond-Debenture Series-
Foreign Currency Transactions-Class A                       $  0.18   $  146,447
--------------------------------------------------------------------------------
World Bond-Debenture Series-
Foreign Currency Transactions-Class B                       $  0.18   $   26,529
--------------------------------------------------------------------------------
World Bond-Debenture Series-
Foreign Currency Transactions-Class C                       $  0.18   $   29,786
--------------------------------------------------------------------------------

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

Transactions in shares of beneficial interest for the Growth & Income Series were as follows:

                                       Year Ended                    Year Ended
                                 October 31, 1998              October 31, 1997
                        --------------------------    --------------------------
Class A                     Shares         Amount         Shares         Amount
--------------------------------------------------    --------------------------
Sales of shares          1,916,824    $17,374,528        962,023    $ 7,725,077

Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
distributions              470,043      3,900,320        134,345      1,035,066

Total                    2,386,867     21,274,848      1,096,368      8,760,143
--------------------------------------------------    --------------------------
Shares reacquired       (1,119,700)    (9,997,500)    (1,067,517)    (8,524,014)

Increase                 1,267,167    $11,277,348)        28,851    $   236,129
--------------------------------------------------------------------------------

                                       Year Ended                     6/5/97 to
                                 October 31, 1998              October 31, 1997
                        --------------------------    --------------------------
Class B                     Shares         Amount         Shares         Amount
--------------------------------------------------    --------------------------
Sales of shares            351,815     $3,196,791         38,206       $339,259

Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
distributions                2,736         22,576             --             --

Total                      354,551      3,219,367         38,206        339,259
--------------------------------------------------    --------------------------
Shares reacquired          (19,528)      (175,415)          (486)        (4,369)

Increase                   335,023     $3,043,952)        37,720       $334,890
--------------------------------------------------------------------------------

                                       Year Ended                    Year Ended
                                 October 31, 1998              October 31, 1997
                        --------------------------    --------------------------
Class C                     Shares         Amount         Shares         Amount
--------------------------------------------------    --------------------------
Sales of shares          1,238,147   $ 11,241,751      1,695,886   $ 13,725,294

Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
distributions              648,459      5,336,821        130,943        994,354

Total                    1,886,606     16,578,572      1,826,829     14,719,648
--------------------------------------------------    --------------------------
Shares reacquired       (1,570,614)   (14,150,711)    (1,713,554)   (14,015,879)

Increase                   315,992   $  2,427,861)       113,275   $    703,769
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the International Series were as follows:

                                       Year Ended                   12/13/96 to
                                 October 31, 1998              October 31, 1997
                        --------------------------    --------------------------
Class A                     Shares         Amount         Shares         Amount
--------------------------------------------------    --------------------------
Sales of shares          4,503,630   $ 61,680,518      3,074,958    $31,360,535

Shares issued to
shareholders in
reinvestment of net
investment income
dividends                    6,701         71,968             --             --

Total                    4,510,331     61,752,486      3,074,958     31,360,535
--------------------------------------------------    --------------------------
Shares reacquired       (1,017,196)   (13,021,404)      (272,153)    (2,887,954)

Increase                 3,493,135   $ 48,731,082)     2,802,805    $28,472,581
--------------------------------------------------------------------------------

                                       Year Ended                     6/2/97 to
                                 October 31, 1998              October 31, 1997
                        --------------------------    --------------------------
Class B                     Shares         Amount         Shares         Amount
--------------------------------------------------    --------------------------
Sales of shares          1,222,629    $16,942,824        159,588     $1,691,357
--------------------------------------------------    --------------------------
Shares reacquired          (77,687)      (962,598)        (7,142)       (77,972)
--------------------------------------------------    --------------------------
Increase                 1,144,942    $15,980,226)       152,446     $1,613,385
--------------------------------------------------------------------------------

                                       Year Ended                     6/2/97 to
                                 October 31, 1998              October 31, 1997
                        --------------------------    --------------------------
Class C                     Shares         Amount         Shares         Amount
--------------------------------------------------    --------------------------
Sales of shares          1,839,301   $ 24,518,535        295,740     $3,118,284
--------------------------------------------------    --------------------------
Shares reacquired         (992,256)   (12,825,218)       (25,285)      (262,245)
--------------------------------------------------    --------------------------
Increase                   847,045   $ 11,693,317)       270,455     $2,856,039
--------------------------------------------------------------------------------

                                                                    12/30/97 to
                                                               October 31, 1998
                                                      --------------------------
Class Y                                                   Shares         Amount
--------------------------------------------------------------------------------
Sales of shares                                        3,464,016    $49,526,848
--------------------------------------------------------------------------------
Shares reacquired                                        (17,400)      (200,000)
--------------------------------------------------------------------------------
Increase                                               3,446,616    $49,326,848
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the World Bond-Debenture Series were as follows:

                                                                    12/18/97 to
                                                               October 31, 1998
                                                      --------------------------
Class A                                                   Shares         Amount
--------------------------------------------------------------------------------
Sales of shares                                          872,491    $ 9,065,643

Shares issued to
shareholders in
reinvestment of net
investment income dividends                               20,089        201,411

Total                                                    892,580      9,267,054
--------------------------------------------------------------------------------
Shares reacquired                                       (225,888)    (2,331,174)

Increase                                                 666,692    $ 6,935,880
--------------------------------------------------------------------------------

                                                                    12/19/97 to
                                                               October 31, 1998
                                                      --------------------------
Class B                                                   Shares         Amount
--------------------------------------------------------------------------------
Sales of shares                                          120,952     $1,264,229

Shares issued to shareholders in reinvestment
of net investment income dividends                         2,061         20,483

Total                                                    123,013      1,284,712
--------------------------------------------------------------------------------
Shares reacquired                                         (4,729)       (48,478)

Increase                                                 118,284     $1,236,234
--------------------------------------------------------------------------------

                                                                    12/19/97 to
                                                               October 31, 1998
                                                      --------------------------
Class C                                                   Shares         Amount
--------------------------------------------------------------------------------
Sales of shares                                          166,740     $1,741,163

Shares issued to shareholders in reinvestment
of net investment income                                   3,490         34,588

Total                                                    170,230      1,775,751
--------------------------------------------------------------------------------
Shares reacquired                                         (5,476)       (53,862)

Increase                                                 164,754     $1,721,889
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the Alpha Series were as follows:

                                                                    12/29/97 to
                                                               October 31, 1998
                                                      --------------------------
Class A                                                   Shares         Amount
--------------------------------------------------------------------------------
Sales of shares                                        4,111,581    $60,901,622
--------------------------------------------------------------------------------
Shares reacquired                                       (272,413)    (3,501,712)
--------------------------------------------------------------------------------
Increase                                               3,839,168    $57,399,910
--------------------------------------------------------------------------------

                                                                    12/29/97 to
                                                               October 31, 1998
                                                      --------------------------
Class B                                                   Shares         Amount
--------------------------------------------------------------------------------
Sales of shares                                        2,961,179    $44,641,341
--------------------------------------------------------------------------------
Shares reacquired                                       (144,754)    (1,903,606)
--------------------------------------------------------------------------------
Increase                                               2,816,425    $42,737,735
--------------------------------------------------------------------------------

                                                                    12/29/97 to
                                                               October 31, 1998
                                                      --------------------------
Class C                                                   Shares         Amount
--------------------------------------------------------------------------------
Sales of shares                                        1,743,733    $25,945,994
--------------------------------------------------------------------------------
Shares reacquired                                       (149,933)    (1,908,110)
--------------------------------------------------------------------------------
Increase                                               1,593,800    $24,037,884
--------------------------------------------------------------------------------

As of October 31, 1998, paid in capital for each Series was as follows:

Series
--------------------------------------------------------------------------------
Growth & Income                                                     $110,213,979
--------------------------------------------------------------------------------
International                                                       $160,817,212
--------------------------------------------------------------------------------
World Bond-Debenture                                                $ 10,897,120
--------------------------------------------------------------------------------
Alpha                                                               $123,929,809
--------------------------------------------------------------------------------

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than U.S. Government obligations, short-term investments and foreign currency transactions) were as follows:

Series                                    Purchases                        Sales
--------------------------------------------------------------------------------
Growth & Income                        $ 74,662,777                  $70,889,762
--------------------------------------------------------------------------------
International                          $124,367,383                  $17,074,585
--------------------------------------------------------------------------------
World Bond-Debenture                   $ 15,737,172                  $ 6,747,615
--------------------------------------------------------------------------------
Alpha                                  $123,816,794                  $   500,000
--------------------------------------------------------------------------------

Purchases and sales of U.S. Government obligations for the World Bond-Debenture Series aggregated $2,791,523 and $1,723,632, respectively.

As of October 31, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                              Net Unrealized
                                Appreciation       Unrealized        Unrealized
Series                         (Depreciation)    Appreciation     (Depreciation)
--------------------------------------------------------------------------------
Growth & Income                $ 49,574,756      $ 50,472,618     $   (897,862)
--------------------------------------------------------------------------------
International                  $ (8,780,230)     $ 12,363,527     $(21,143,757)
--------------------------------------------------------------------------------
World Bond-Debenture           $   (576,098)     $    149,119     $   (725,217)
--------------------------------------------------------------------------------
Alpha                          $(17,486,469)     $         --     $(17,486,469)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

Transactions in call options written during the year ended October 31, 1998 for the Growth & Income Series were as follows:

                                                        Number          Premiums
                                                  of Contracts          Received
--------------------------------------------------------------------------------
Options written                                            415           $53,962
--------------------------------------------------------------------------------
Options expired                                            415           $53,962
--------------------------------------------------------------------------------
Options outstanding at
October 31, 1998                                            --           $    --
--------------------------------------------------------------------------------

At October 31, 1998, the World Bond-Debenture Series had outstanding forward currency contracts to sell foreign currencies as follows:

                                           Value at                  Unrealized
Foreign Currency                    Settlement Date     Current    Appreciation
Sell Contracts                           Receivable       Value   (Depreciation)
--------------------------------------------------------------------------------
Deutsche Marks,
expiring 12/15/98                          $ 50,905    $ 54,863        $ (3,958)
--------------------------------------------------------------------------------
British Pounds Sterling,
expiring 3/15/99                           $838,475    $831,900        $  6,575
--------------------------------------------------------------------------------
Total                                      $889,380    $886,763        $  2,617
--------------------------------------------------------------------------------

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund. Trustees' fees payable at October 31, 1998, under a deferred compensation plan were $110,515.

7. Line of Credit

The Growth & Income and International Series, respectively, with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is 0.05% per annum. There were no loans outstanding pursuant to this Facility at October 31, 1998, nor was the Facility utilized at any time during the year.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of net assets of Lord Abbett Securities Trust-Growth & Income Series, International Series, World Bond-Debenture Series and Alpha Series as of October 31, 1998, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Securities Trust-Growth & Income Series, International Series, World Bond-Debenture Series and Alpha Series at October 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
December 11, 1998

Our Management

Board of Trustees

Robert S. Dow
E. Thayer Bigelow*+
William H. T. Bush*
Robert B. Calhoun
Stewart S. Dixon*
John C. Jansing*
C. Alan MacDonald*+
Hansel B. Millican, Jr.*
Thomas J. Neff*+

* Outside Director

+ Audit Committee

Officers

Robert S. Dow, Chairman and President
Zane E. Brown, Executive Vice President
Robert G. Morris, Executive Vice President
Paul A. Hilstad, Vice President
and Secretary
Daniel E. Carper, Vice President
Robert P. Fetch, Vice President
Timothy W. Horan, Vice President
Jerald Lanzotti, Vice President
Stephen I. McGruder, Vice President
Fernando Saldanha, Vice President
Christopher J. Towle, Vice President
John J. Walsh, Vice President
Lawrence H. Kaplan, Vice President
and Assistant Secretary
Thomas F. Konop, Vice President
and Assistant Secretary
A. Edward Oberhaus III, Vice President
Keith F. O'Connor, Vice President
Donna McManus, Treasurer
Joseph Van Dyke, Assistant Treasurer
Lydia Guzman, Assistant Secretary
Robert M. Hickey, Assistant Secretary

Investment Manager and Underwriter

Lord, Abbett & Co. and
Lord Abbett Distributor LLC

The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203
212-848-1800

Custodian

The Bank of New York
New York, NY

Transfer Agent

United Missouri Bank of
Kansas City, N.A.

Shareholder Servicing Agent

DST Systems, Inc.
P.O. Box 419100
Kansas City, MO 64141
800-821-5129

Auditors

Deloitte & Touche LLP
New York, NY

Counsel

Debevoise & Plimpton
New York, NY

Copyright (C) 1998 by Lord Abbett Securities Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

                       A Tradition of Performance Through

                              Disciplined
                                        Investing

                                [PHOTO OMITTED]

                (seated)
                Zane E. Brown
                Partner and Director of Fixed Income

                (standing, from left to right)
                Fernando Saldanha
                Emerging Market Specialist

                Timothy W. Horan
                Director of International Fixed Income

                Christopher J. Towle
                Partner and Director of High-Yield Fixed Income

A successful long-term track record is evidence of a successful investment strategy. For decades, we at Lord, Abbett & Co. have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 57 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.


About Your Trust's Board of Trustees

The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests. Trustees review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager) and Lord Abbett Distributor LLC (the Trust's underwriter). They meet regularly to review a wide variety of information and issues regarding your Trust. Every Trustee possesses extensive business experience. Lord Abbett Securities Trust shareholders are indeed fortunate to have a group of independent Trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our Trustees, Robert B. Calhoun, Jr.

                             Robert B. Calhoun, Jr.
                             Trustee -- Lord Abbett
                             Securities Trust

                                 [PHOTO OMITTED]

Mr. Calhoun is a graduate of Princeton University with over 35 years of Wall Street experience. He is a Managing Partner and co-founder of Monitor Clipper Partners and The Clipper Group, both private equity investment firms. Previously, Mr. Calhoun spent over 25 years in Credit Suisse First Boston's Investment Banking Department.

Mr. Calhoun became a Trustee of Lord Abbett's funds in 1998. He also currently serves on the boards of David's Bridal, Interstate Bakeries, Hvide Marine, TravelCenters of America and Long John Silver's Inc.

                                Investing in the

Lord Abbett

            Family of Funds

------------------------------------------------------------------------------------------------------------------------
GROWTH
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  INCOME
------------------------------------------------------------------------------------------------------------------------
Aggressive    Growth Funds     Growth &          Balanced Fund     Income Funds          Tax-Free         Money
Growth Fund                    Income Funds                                              Income Funds     Market Fund

Developing    Alpha Series     Affiliated Fund   Balanced Series   Bond-Debenture        o National       U.S. Government
Growth Fund                                                        Fund                  o California     Securities
              Global Fund-     Growth &                                                  o Connecticut    Money Market
              Equity Series    Income Series                       Global Fund-          o Florida        Fund**+
                                                                   Income Series         o Georgia
              Growth           Research Fund-                                            o Hawaii
              Opportunities    Large-Cap                           High Yield Fund       o Michigan
              Fund             Series                                                    o Minnesota
                                                                   Limited Duration      o Missouri
              International                                        U.S. Government       o New Jersey
              Series                                               Securities Series**   o New York
                                                                                         o Pennsylvania
              Mid-Cap                                              U.S. Government       o Texas
              Value Fund                                           Securities Series**   o Washington

              Research Fund-                                       World Bond-
              Small-Cap                                            Debenture Series
              Series*

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Securities Trust.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 32 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your investment professional to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129

For Literature Only: 800-874-3733

For More Information: 800-426-1130

Visit Our Web Site:

http://www.lordabbett.com

*     The Lord Abbett Research Fund-Small-Cap Series is closed to new investors
** An investment in this Fund is neither insured nor guaranteed by the U.S. Government.
+ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing

Lord Abbett mutual fund shares are distributed by:


LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------          LST-2-1098
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203             (12/98)